Label	Element	Value
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	$ 4,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	4,000,000
Foreign Currency Translation Gains Losses [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	69,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	$ (19,000,000)